Schedule of Warrant Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		58.50%
Expected dividends	0.00%	0.00%
Warrant Advisory Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares	$ 23.60
Exercise price	$ 0.10
Expected volatility	58.20%
Expected dividends	0.00%
Expected term (in years)	5 years
Risk-free rate	0.42%
Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares	$ 32.50
Exercise price	$ 0.01
Expected volatility	50.50%
Expected dividends	0.00%
Expected term (in years)	4 years
Risk-free rate	1.03%
Regular Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of ordinary shares	$ 32.50
Exercise price	$ 4.50
Expected volatility	50.50%
Expected dividends	0.00%
Expected term (in years)	4 years
Risk-free rate	1.03%